Expense Example - BlackRock Small Cap Index V.I. Fund	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	375
Class III
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	$ 684